Post balance sheet events	12 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	36. Post balance sheet events On 22 May 2024, the Board resolved to offer a fully underwritten Rights Issue to raise gross proceeds of £7 billion.